Revenue - Schedule of Revenue from Contracts with Customers (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Revenue from Contracts with Customers [Abstract]
Revenue from contracts with customers	$ 21,785,004	$ 20,605,425